INVESCO Treasurer's Series Trust
                  Supplement to Prospectus dated May 1, 1997

The distributor for the Trust has changed from INVESCO Funds Group, Inc. to INVESCO Distributors, Inc. effective September 30, 1997. Therefore, the reference to the "Distributor" on the cover and back pages of the Prospectus should be changed to INVESCO Distributors, Inc. This change in no way affected the manner in which distribution services are provided to the Trust.

The section of the Trust's Prospectus entitled "Summary -- Primary Underwriter and Distributor" is amended to read as follows:

      Principal Underwriter and Distributor:
            INVESCO Distributors, Inc. serves as the principal underwriter of the Trust and distributor of shares of the Funds. Currently, the Distributor also furnishes underwriting and distribution services to 14 other mutual funds consisting of 45 funds.

The section of the Trust's Prospectus entitled "The Distributor" is hereby amended to read as follows:

      Prior to September 30, 1997, INVESCO Funds Group, Inc. ("IFG") served as the Trust's principal underwriter and distributor of shares of the Funds. As of September 30, 1997, INVESCO Distributors, Inc. (the "Distributor"), a Delaware corporation, serves as the Trust's principal underwriter and distributor of shares of the Funds. The Distributor is a wholly-owned subsidiary of IFG, an indirect, wholly-owned subsidiary of AMVESCAP PLC. The Distributor provides underwriting and distribution services to 14 other mutual funds consisting of 45 funds. IFG acts as agent upon receipt of orders from investors. The Distributor's principal office is located at 7800 East Union Avenue, Denver, Colorado 80237.

This supplement supersedes the supplement dated June 23, 1997.

The date of this supplement is September 29, 1997.


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                       INVESCO Treasurer's Series Trust
              Supplement to Statement of Additional Information
                              dated May 1, 1997

The distributor for the Trust has changed from INVESCO Funds Group, Inc. to INVESCO Distributors, Inc. effective September 30, 1997. Therefore, the reference to the "Distributor" on the cover page of the Statement of Additional Information should be changed to INVESCO Distributors, Inc. This change in no way affected the manner in which distribution services are provided to the Trust.

The section of the Trust's Statement of Additional Information entitled "The Distributor" is amended to read as follows:

                               The Distributor

            Prior to September 30, 1997, INVESCO Funds Group, Inc. ("IFG") served as the Trust's principal underwriter and distributor of shares of the Funds. As of September 30, 1997, INVESCO Distributors, Inc. (the "Distributor"), a Delaware corporation, serves as the Trust's principal underwriter and distributor of shares of the Funds. The Distributor is a wholly-owned subsidiary of IFG, an indirect wholly-owned subsidiary of AMVESCAP PLC. The Distributor's principal office is located at 7800 East Union Avenue, Denver, Colorado 80237.

This supplement supersedes the supplement dated June 23, 1997.

The date of this supplement is September 29, 1997.